Stock-Based Compensation - Restricted stock activity (Details) - Archer Aviation Inc - 2019 Stock Plan - Restricted stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of Shares
Outstanding as of January 1, 2021	567,000
Granted		1,134,000
Vested	(567,000)	(567,000)
Outstanding as of June 30, 2021		567,000
Weighted Average Grant Price
Outstanding as of January 1, 2021	$ 0.04
Granted		$ 0.04
Vested	$ 0.04	0.04
Outstanding as of June 30, 2021		$ 0.04